Investments in Affiliated Companies (Schedule of Investments in Affiliates, Schedule of Investments) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Beijing Chenkang Technology Co., Ltd.("Beijing Chenkang") [Member] CNY	Dec. 31, 2011 Beijing Chenkang Technology Co., Ltd.("Beijing Chenkang") [Member] CNY	Dec. 31, 2010 Beijing Chenkang Technology Co., Ltd.("Beijing Chenkang") [Member] CNY	Dec. 31, 2012 Shanghai Maishi Information Technology Co., Ltd. ("Shanghai Maishi") [Member] CNY	Dec. 31, 2011 Shanghai Maishi Information Technology Co., Ltd. ("Shanghai Maishi") [Member] CNY	Dec. 31, 2010 Shanghai Maishi Information Technology Co., Ltd. ("Shanghai Maishi") [Member] CNY	Dec. 31, 2009 Shanghai Maishi Information Technology Co., Ltd. ("Shanghai Maishi") [Member] CNY	Dec. 31, 2012 WIP-KIF MCI Investment Fund("MCI Investment Fund") [Member] CNY	Dec. 31, 2011 WIP-KIF MCI Investment Fund("MCI Investment Fund") [Member] CNY	Dec. 31, 2010 WIP-KIF MCI Investment Fund("MCI Investment Fund") [Member] CNY	Dec. 31, 2012 Chengdu Awata Network Technology Co., Ltd. ("Chengdu Awata") [Member] CNY	Dec. 31, 2011 Chengdu Awata Network Technology Co., Ltd. ("Chengdu Awata") [Member] CNY	Dec. 31, 2010 Chengdu Awata Network Technology Co., Ltd. ("Chengdu Awata") [Member] CNY	Dec. 31, 2009 Chengdu Awata Network Technology Co., Ltd. ("Chengdu Awata") [Member] CNY	Dec. 31, 2012 Beijing Yicheng Tianxia Technology Co., Ltd. ("Beijing Yicheng Tianxia") [Member] CNY	Dec. 31, 2011 Beijing Yicheng Tianxia Technology Co., Ltd. ("Beijing Yicheng Tianxia") [Member] CNY	Dec. 31, 2010 Beijing Yicheng Tianxia Technology Co., Ltd. ("Beijing Yicheng Tianxia") [Member] CNY	Dec. 31, 2009 Beijing Yicheng Tianxia Technology Co., Ltd. ("Beijing Yicheng Tianxia") [Member] CNY	Dec. 31, 2012 Anipark Co., Ltd. ("Anipark") [Member] CNY	Dec. 31, 2011 Anipark Co., Ltd. ("Anipark") [Member] CNY	Dec. 31, 2010 Anipark Co., Ltd. ("Anipark") [Member] CNY	Dec. 31, 2009 Anipark Co., Ltd. ("Anipark") [Member] CNY	Dec. 31, 2012 Shanghai Lantian Information Technology Co., Ltd. ("Shanghai Lantian") [Member] CNY	Dec. 31, 2011 Shanghai Lantian Information Technology Co., Ltd. ("Shanghai Lantian") [Member] CNY	Dec. 31, 2010 Shanghai Lantian Information Technology Co., Ltd. ("Shanghai Lantian") [Member] CNY	Dec. 31, 2009 Shanghai Lantian Information Technology Co., Ltd. ("Shanghai Lantian") [Member] CNY	Dec. 31, 2012 Shanghai Shimai Information Technology Co., Ltd.("Shanghai Shimai") [Member] CNY	Dec. 31, 2011 Shanghai Shimai Information Technology Co., Ltd.("Shanghai Shimai") [Member] CNY	Dec. 31, 2010 Shanghai Shimai Information Technology Co., Ltd.("Shanghai Shimai") [Member] CNY	Dec. 31, 2012 Shanghai Siyuan Digital Technology Co.,Ltd. ("Shanghai Siyuan") [Member] CNY	Dec. 31, 2011 Shanghai Siyuan Digital Technology Co.,Ltd. ("Shanghai Siyuan") [Member] CNY	Dec. 31, 2010 Shanghai Siyuan Digital Technology Co.,Ltd. ("Shanghai Siyuan") [Member] CNY	Dec. 31, 2012 Shanghai Qiyu Information Technology Co., Ltd. ("Shanghai Qiyu") [Member] CNY	Dec. 31, 2011 Shanghai Qiyu Information Technology Co., Ltd. ("Shanghai Qiyu") [Member] CNY	Dec. 31, 2012 Fuzhou Lingyu Computer Technology Co., Ltd. ("Fuzhou Lingyu") [Member] CNY	Dec. 31, 2011 Fuzhou Lingyu Computer Technology Co., Ltd. ("Fuzhou Lingyu") [Member] CNY	Dec. 31, 2010 Fuzhou Lingyu Computer Technology Co., Ltd. ("Fuzhou Lingyu") [Member] CNY	Dec. 31, 2009 Fuzhou Lingyu Computer Technology Co., Ltd. ("Fuzhou Lingyu") [Member] CNY	Dec. 31, 2012 Xiamen Lianyu Science and Technology Co., Ltd. ("Xiamen Lianyu") [Member] CNY	Dec. 31, 2011 Xiamen Lianyu Science and Technology Co., Ltd. ("Xiamen Lianyu") [Member] CNY	Dec. 31, 2012 Chongqing Xiaoheiwu Technology Co., Ltd. ("Chongqing Xiaoheiwu") [Member] CNY	Dec. 31, 2011 Chongqing Xiaoheiwu Technology Co., Ltd. ("Chongqing Xiaoheiwu") [Member] CNY	Dec. 31, 2012 Shanghai Shengduo Network Technology Co.,Ltd.("Shanghai Shengduo") [Member] CNY	Dec. 31, 2011 Shanghai Shengduo Network Technology Co.,Ltd.("Shanghai Shengduo") [Member] CNY	Dec. 31, 2012 Shanghai Ningle Technology Co.,Ltd.("Shanghai Ningle") [Member] CNY	Dec. 31, 2011 Shanghai Ningle Technology Co.,Ltd.("Shanghai Ningle") [Member] CNY	Dec. 31, 2012 AKG Investment Co., Ltd. ("AKGI fund") [Member] CNY	Dec. 31, 2011 AKG Investment Co., Ltd. ("AKGI fund") [Member] CNY	Dec. 31, 2012 Fuzhou Shudong Network Technology Co.,Ltd. ("Fuzhou Shudong") [Member] CNY	Dec. 31, 2011 Fuzhou Shudong Network Technology Co.,Ltd. ("Fuzhou Shudong") [Member] CNY	Dec. 31, 2012 Chengdu Yunyou Network Technology Co.,Ltd. ("Chengdu Yunyou") [Member] CNY	Dec. 31, 2011 Chengdu Yunyou Network Technology Co.,Ltd. ("Chengdu Yunyou") [Member] CNY	Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2011 Others [Member] CNY	Dec. 31, 2010 Others [Member] CNY	Dec. 31, 2009 Others [Member] CNY	Dec. 31, 2012 Others [Member] Maximum [Member]	Dec. 31, 2012 Others [Member] Minimum [Member]	Dec. 31, 2012 Zhejiang Shengwang Huashi Technology Co.,Ltd("Zhejiang Shengwang") [Member] CNY	Dec. 31, 2011 Zhejiang Shengwang Huashi Technology Co.,Ltd("Zhejiang Shengwang") [Member] CNY	Dec. 31, 2010 Zhejiang Shengwang Huashi Technology Co.,Ltd("Zhejiang Shengwang") [Member] CNY	Dec. 31, 2012 Shanda Online Entertainment Limited ("Shanda Online") [Member] CNY	Dec. 31, 2011 Shanda Online Entertainment Limited ("Shanda Online") [Member] CNY	Dec. 31, 2012 Giant Dream Co., Ltd.("Giant") [Member] CNY	Dec. 31, 2011 Giant Dream Co., Ltd.("Giant") [Member] CNY
Schedule of Investments [Line Items]
Investment in affiliated companies	$ 30,004	186,926	37,882	31,452	8,703	8,722	9,820	0	4,237	4,578	5,229	0	5,912	4,186	0	0	3,989	5,000	0	0	3,460	7,842	0	1,550	3,077	3,023	6,751	0	2,690	2,866	0	1,181	2,050	0	1,916	1,941	0	0	829	0	319	319	319	0	297	0	38	8,842	0	8,759	0	5,783	0	1,675	0	1,277	0	312	8	38	176			600	600	0	127,387	0	8,773	0
Percentage ownership						25.00%			20.00%				27.00%			20.00%				40.00%				11.00%				23.00%				25.00%			20.00%			20.00%		30.00%				30.00%		23.00%		40.00%		40.00%		17.00%		30.00%		30.00%						40.00%	20.00%	6.00%			6.00%		8.00%